Leases - Components of lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Operating lease cost	$ 288	$ 313	$ 376
Finance lease cost	37	37	29
Short term lease cost	38	40	48
Sub-lease income	(19)	(25)	(21)
Total lease expense	344	365	432
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating lease cost	217	240	287
Finance lease cost	15	17	13
Short term lease cost	20	26	17
Sub-lease income	(18)	(24)	(20)
Total lease expense	234	259	297
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating lease cost	71	73	89
Finance lease cost	22	20	16
Short term lease cost	18	14	31
Sub-lease income	(1)	(1)	(1)
Total lease expense	$ 110	$ 106	$ 135